ACQUISITIONS AND DISPOSITIONS (Tables)	12 Months Ended
Dec. 31, 2011
ACQUISITIONS AND DISPOSITIONS
Schedule of cash and equity consideration transferred as part of Nalco merger

MILLIONS, EXCEPT PER SHARE

Cash consideration
Number of Nalco common shares outstanding receiving cash consideration	41.8
Cash consideration per common share outstanding	$38.80
Total cash paid to Nalco shareholders electing cash consideration	$1,621.8
Stock consideration
Number of Nalco common shares outstanding receiving stock consideration	97.5
Exchange ratio	0.7005
Ecolab shares issued to Nalco shareholders electing stock consideration	68.3
Ecolab’s closing stock price on December 1, 2011	$55.62
Total fair value of stock consideration	$3,799.7
Fair value of Nalco equity compensation awards converted to Ecolab awards	$73.5
Total fair value of cash and stock consideration	$5,495.0

Schedule of Nalco assets acquired and liabilities assumed as of merger date

MILLIONS

Current assets	$1,869.6
Property, plant and equipment	1,069.2
Other assets	97.3
Identifiable intangible assets:
Customer relationships	2,160.0
Patents	321.0
Trade names	1,230.0
Trademarks	79.0
Other technology	91.0
Total assets acquired	6,917.1

Current liabilities	1,105.5
Long-term debt	2,858.4
Pension and postretirement benefits	505.7
Net deferred tax liability	1,188.7
Noncontrolling interests and other liabilities	167.7
Total liabilities and noncontrolling interests assumed	5,826.0
Goodwill	4,403.9
Total consideration transferred	$5,495.0

Schedule of net sales and operating income from Nalco's business included in entity's results
  MILLIONS
Net sales	$193.4
Operating income	13.8

Schedule of pro forma amounts

MILLIONS	2011	2010
Net sales	$ 11,283.9	$ 10,340.2
Net income attributable to Ecolab	624.3	572.3
Earnings attributable to Ecolab per common share
Basic	2.08	1.90
Diluted	2.04	1.86

Schedule of components of the aggregate purchase prices of acquisitions

MILLIONS	2011	2010	2009

Net tangible assets acquired (liabilities assumed)	$58.6	$17.4	$(0.7)
Identifiable intangible assets
Customer relationships	145.5	11.3	3.0
Patents	0.3	—	1.4
Trademarks	11.2	0.7	0.2
Other technology	8.4	5.7	5.3
Total	165.4	17.7	9.9
Goodwill	94.3	8.3	5.2
Total aggregate purchase price	318.3	43.4	14.4
Contingent consideration	(5.0)	—	—
Liability for indemnification	(28.1)	—	—
Net cash paid for acquistions	$285.2	$43.4	$14.4